Loan Payables - Schedule of Loan Payables (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loan Payables [Abstract]
Loan payables, current portion				¥ 6,500
Loan payables, non-current portion
Total				¥ 6,500